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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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1.    Name and address of issuer:

                     American General Life Insurance Company
                              Separate Account VL-R
                              2727-A Allen Parkway
                              Houston, Texas 77019

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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

      AIM Variable Insurance Funds Capital Appreciation Fund; AIM Variable Insurance Funds Government Securities Fund; AIM Variable Insurance Funds High Yield Fund; AIM Variable Insurance Funds International Growth Fund; AIM Variable Insurance Funds Premier Equity Fund; American Century Variable Portfolios Value Fund; Ayco Growth Fund ; Deutsche Asset Management EAFE Equity Index Fund; Deutsche Asset Management Equity 500 Index Fund; Dreyfus Investment Porfolios MidCap Stock Portfolio - Initial shares; Dreyfus Variable Investment Fund Quality Bond Portfolio - Initial shares; Dreyfus Variable Investment Fund Small Cap Portfolio - Initial shares; Fidelity Variable Insurance Products Asset Manager Portfolio; Fidelity Variable Insurance Products Contrafund Portfolio; Fidelity Variable Insurance Products Equity-Income Portfolio; Fidelity Variable Insurance Products Growth Portfolio; Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Fund - Class 2; Franklin Templeton Variable Insurance Products Trust Templeton Developing Markets Securities Fund - Class 2; Franklin Templeton Variable Insurance Products Trust Templeton Foreign Securities Fund - Class 2; JP Morgan Series Trust II Small Company Portfolio; Janus Aspen Series Aggressive Growth Portfolio - Service Shares; Janus Aspen Series International Growth Portfolio - Service Shares; Janus Aspen Series Worldwide Growth Portfolio - Service Shares; Scudder International Portfolio; Scudder Small Cap Value Portfolio; MFS Variable Insurance Trust Capital Opportunities Series; MFS Variable Insurance Trust Emerging Growth Series; MFS Variable Insurance Trust Investors Trust Series; MFS Variable Insurance Trust New Discovery Series; MFS Variable Insurance Trust Research Series; MFS Variable Insurance Trust Total Return Series; Neuberger Berman Advisers Management Trust Mid-Cap Growth Portfolio; Neuberger Berman Advisers Management Trust Partners Portfolio; Valic Company I - International Equities Fund ; Valic Company I - MidCap Index Fund ; Valic Company I - Money Market I Fund ; Valic Company I - Nasdaq - 100 Index Fund ; Valic Company I - Small Cap Index Fund ; Valic Company I - Stock Index Fund; Valic Company I - Science & Technology Fund; One Group Investment Trust Diversified Equity Portfolio; One Group Investment Trust Equity Index Portfolio; One Group Investment Trust Government Bond Portfolio; One Group Investment Trust Large Cap Growth Portfolio; One Group Investment Trust Mid Cap Growth Portfolio; Oppenheimer High Income Fund/VA; PIMCO Variable Insurance Trust Real Return Portfolio Administrative Class; PIMCO Variable Insurance Trust Short-Term Portfolio Administrative Class; PIMCO Variable Insurance Trust Total Return Portfolio Administrative Class; Putnam Variable Trust Diversified Income Fund - Class IB ; Putnam Variable Trust Growth and Income Fund - Class IB ; Putnam Variable Trust International Growth and Income Fund - Class IB ; Putnam Variable Trust Small Cap Value Fund - Class IB ; Putnam Variable Trust Vista Fund - Class IB ; Putnam Variable Trust Voyager Fund - Class IB ; SAFECO Resource Series Trust Equity Portfolio; SAFECO Resource Series Trust Growth Opportunities Portfolio; SunAmerica Aggressive Growth Portfolio; SunAmerica Balanced Portfolio; The Universal Institutional Funds, Inc. Equity Growth Portfolio; The Universal Institutional Funds, Inc. High Yield Portfolio; Van Kampen Life Investment Trust Emerging Growth Portfolio - Class I Shares; Van Kampen Life Investment Trust Government Portfolio - Class I Shares; Van Kampen Life Investment Trust Growth & Income Portfolio; Vanguard Variable Insurance Fund High Yield Bond Portfolio; Vanguard Variable Insurance Fund REIT Index Portfolio; Credit Suisse Small Cap Growth Portfolio.

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3.    Investment Company Act File Number: 811-8561

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      Securities Act File Number:   333-42567; 333-53909; 333-89897; 333-80191;
                                    333-87307; 333-90787; 333-43264;
                                    333-65170; 333-82982

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4(a). Last day of fiscal year for which this Form is filed: 12/31/02

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4(b). [ ] Check box if this Form is being filed late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
      Form.

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5.    Calculation of registration fee:

       (i) Aggregate sale price of securities sold during
           the fiscal year pursuant to section 24(f):                    $136,763,544
                                                                         ------------

      (ii) Aggregate price of securities redeemed or
           repurchased during the fiscal year:            $51,878,879
                                                          -----------

     (iii) Aggregate price of securities redeemed or
           repurchased during any prior fiscal year
           ending no earlier than October 11, 1995 that
           were not previously used to reduce
           registration fees payable to the Commission:   $         0
                                                          -----------

     (iv) Total available redemption credits [add items
          5(ii) and 5(iii)]:                                            -$ 51,878,879
                                                                         ------------

      (v) Net sales - if Item 5(i) is greater than Item
          5(iv) [subtract Item 5(iv) from Item 5(i)]:                    $ 84,884,665
                                                                         ------------

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     (vi) Redemption credits available for use in         $      (N/A)
          future years - if Item 5(I) is less that        -----------
          Item 5(iv) [subtract Item 5(vii) from Item
          5(i)]

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    (vii) Multiplier for determining registration fee
          (See Instructions C.9):                                       X   0.0000809
                                                                         ------------

   (viii) Registration fee due [multiply Item 5(v) by
          Item 5(vii)] (enter "0" if no fee is due):                    =$      6,867
                                                                         ------------
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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

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7.    Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                        +$          0
                                                                         ------------

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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:

                                                                        =$      6,867
                                                                         ------------


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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:                             March 25, 2003
                  Method of Delivery:
                           [X] Wire Transfer
                           [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) *   /s/ Robert F. Herbert, Jr
                            ----------------------------------------------------
                            Robert F. Herbert, Jr. - Senior Vice President, Treasurer & Controller
                            ----------------------------------------------------
Date        3/25/2003

*    Please print the name and title of the signing officer below the signature.